Discontinued Operations (Details) - Schedule of discontinued operations assets and liabilities - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	¥ 71,191	¥ 36,778
Accounts receivable, net of allowance for doubtful accounts	3,222	124
Prepaid expenses and other current assets	5,093	8,068
Total current assets	79,506	44,970
Non-current assets
Property and equipment, net	13,672	15,402
Intangible assets, net	2	3
Deferred tax assets	986
Other non-current assets	452	478
Total non-current assets	15,112	15,883
Total assets	94,618	60,853
Current liabilities
Contract liabilities	74,069	39,291
Accounts payable	17,183
Income tax payables	330	183
Accrued expenses and other payables	14,753	23,089
Total current liabilities	106,335	62,563
Non-current liability
Other payables	6
Total liabilities	¥ 106,341	¥ 62,563